UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08953
Highland Floating Rate Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: May 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 66.2%

AEROSPACE - 1.8%
	AWAS Capital, Inc.
7,337,670	First Lien Term Loan, 6.69%, 03/15/13	6,347,084
1,315,994	Second Lien Term Loan, 8.63%, 03/15/13	1,158,075
	Continental Airlines, Inc.
285,714	Tranche A-1 Term Loan, 6.45%, 06/01/11	273,571
714,286	Tranche A-2 Term Loan, 8.50%, 06/01/11	683,929
	Delta Air Lines, Inc.
4,455,000	Credit-Linked Deposit Loan, 4.77%, 04/24/12	3,789,958
1,992,500	Second Lien Term Loan, 6.15%, 04/24/14 (b)	1,457,016
	DTN, Inc.
1,888,361	Tranche C Term Loan, 6.45%, 03/10/13	1,831,710
	IAP Worldwide Services, Inc.
1,955,000	First Lien Term Loan, 9.00%, 12/30/12	1,609,610
	US Airways, Inc.
13,117,500	Term Loan, 5.39%, 03/23/14	9,064,193
	Wesco Aircraft Hardware Corp.
981,497	First Lien Term Loan, 4.95%, 09/30/13	964,321

		27,179,467

BROADCASTING - 4.5%
	All3Media Intermediate Ltd.
2,883,246	UK Term Loan B1, 5.39%, 08/31/14	2,721,064
	Comcorp Broadcasting, Inc.
186,645	Revolving Loan, 8.74%, 10/02/12 (c)	182,147
2,285,452	Term Loan, 8.38%, 04/02/13 (c)	2,230,373
	Gray Television, Inc.
5,418,750	Term Loan B Delayed Draw, 4.19%, 12/31/14	4,920,929
	Paxson Communications Corp.
2,000,000	Term Loan, 5.96%, 01/15/12	1,620,000
	Univision Communications, Inc.
41,750,000	Initial Term Loan, 5.48%, 09/29/14	35,406,505
2,311,500	Second Lien Loan, 5.36%, 02/12/09	2,232,516
	Young Broadcasting, Inc.
19,671,951	Term Loan, 5.23%, 11/03/12	17,680,166

		66,993,700

CABLE/WIRELESS VIDEO - 8.0%
	CCO Holdings, LLC
3,000,000	Incremental Loan, 5.17%, 09/06/14	2,517,510
	Cequel Communications LLC
250,000	Second Lien Tranche A Term Loan, 7.37%, 05/05/14	217,658
13,622,450	Term Loan, 4.76%, 11/05/13	12,729,907
	Charter Communications Operating, LLC
35,078,750	Replacement Term Loan, 4.90%, 03/06/14	31,311,994
	Knology, Inc.
7,423,800	Term Loan, 6.95%, 06/30/12	6,867,015
	Millennium Digital Media Systems, LLC
44,671,990	First Lien Term Loan, 7.13%, 06/30/11 (b) (c)	42,729,715
1,142,562	Revolver, 9.81%, 06/30/11 (c) (d)	997,457
	Northland Cable Television, Inc.
4,887,500	First Lien Term Loan B, 6.81%, 12/22/12	4,814,188
4,000,000	Second Lien Term Loan, 10.90%, 06/22/13	3,940,000
	Virgin Media Investment Holdings Ltd.
2,515,692	B4 Facility, 4.94%, 09/03/12	2,439,441
	WideOpenWest Finance, LLC
11,000,000	First Lien Term Loan, 6.72%, 06/30/14	9,570,000
1,008,556	Second Lien Term Loan, 9.88%, 06/29/15	821,973

		118,956,858

CHEMICALS - 0.1%
	Ferro Corp.
1,960,153	Term Loan, 4.75%, 06/06/12	1,862,146

CONSUMER DURABLES - 0.2%
	Rexair LLC
2,373,338	First Lien Term Loan, 6.95%, 06/30/10	2,136,004

CONSUMER NON-DURABLES - 0.4%
	BioTech Research Labs/Philosophy Merger Sub, Inc.
988,089	First Lien Term Loan, 4.89%, 03/16/14	867,048
	Camelbak Products, Inc.
1,555,556	Second Lien Term Loan, 10.35%, 02/04/12	1,088,889
	Solo Cup Co.
745,326	Term B1 Loan, 6.46%, 02/27/11	737,462
	Totes Isotoner Corp.
3,456,250	First Lien Term Loan, 5.14%, 01/31/13	2,851,406
1,000,000	Second Lien Term Loan, 8.63%, 01/31/14	795,000

		6,339,805

DIVERSIFIED MEDIA - 1.8%
	Endurance Business Media, Inc.
2,733,971	First Lien Term Loan, 5.62%, 07/26/13	2,194,012
2,000,000	Second Lien Term Loan, 10.12%, 01/26/14	1,580,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

DIVERSIFIED MEDIA (continued)
	HIT Entertainment PLC
743,182	Term Facility, 4.79%, 03/20/12	675,834
	Metro-Goldwyn-Mayer Holdings II, Inc.
8,416,015	Tranche B Term Loan, 5.95%, 04/08/12	6,859,052
	Penton Media, Inc.
6,435,000	First Lien Term Loan, 5.15%, 02/01/13	5,292,788
7,000,000	Second Lien Term Loan, 7.70%, 02/01/14	5,022,500
	Readers Digest Association, Inc.
1,099,000	Revolving Credit Loan, 6.06%, 02/17/13 (d)	945,140
	Springer Science+Business Media S.A.
562,496	Tranche B-2, 7.09%, 09/16/11	523,122
562,496	Tranche C-2, 7.47%, 09/17/12	517,778
366,301	Tranche E2, 7.47%, 09/17/12	339,869
338,124	USD Tranche B-2 Add On, 07/05/13	313,725
338,124	USD Tranche C-2 Add-On, 7.47%, 07/05/14	313,725
	Valassis Communications, Inc.
213,333	Delayed Draw Term Loan, 4.58%, 03/02/14	201,600
645,467	Tranche B Term Loan, 4.45%, 03/02/14	609,966
	Wallace Theater Corp.
1,869,992	First Lien Term Loan, 5.95%, 07/31/09	1,739,093

		27,128,204

ENERGY - 1.2%
	Coffeyville Resources, LLC
486,146	Funded Letter of Credit, 4.63%, 12/28/10	472,169
1,577,574	Tranche D Term Loan, 7.48%, 12/30/13	1,532,218
	III Exploration II LP
4,951,875	Term Loan, 6.90%, 10/29/13	4,308,131
	Monitor US Finco, Inc.
1,417,921	Second Lien Term Loan, 17.20% (e)	673,512
	Panda Hereford Ethanol, L.P.
1,000,000	Tranche A Term Loan, 6.55%, 07/28/13	997,500
	Targa Resources, Inc.
182,865	Synthetic Letter of Credit, 4.71%, 10/31/12	179,208
324,006	Term Loan, 6.83%, 10/31/12	317,526
	Value Creation, Inc.
9,352,706	Term Loan, 10.21%, 07/07/12	9,072,125

		17,552,389

FINANCIAL - 0.9%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 8.37%, 05/01/13	562,500
	Dollar Financial Corp.
1,135,254	Canadian Borrower Term Loan, 7.58%, 10/30/12	1,001,862
834,746	Delayed Draw Term Loan, 7.58%, 10/30/12	736,663
	Emerson Reinsurance Ltd.
3,250,000	Series A Loan, 6.75%, 12/15/11	3,071,250
1,250,000	Series B Loan, 8.00%, 12/15/11	1,181,250
	Flatiron Re Ltd.
958,227	Closing Date Term Loan, 6.95%, 12/29/10	946,249
464,141	Delayed Draw Term Loan, 6.95%, 12/20/10	458,339
	Kepler Holdings, Ltd.
4,000,000	Term Loan, 10.33%, 06/30/09	3,780,000
	Online Resources Corp.
1,000,000	Term Loan, 5.61%, 02/09/12	960,000
	Shea Capital I, LLC
981,100	Facility B, 4.87%, 10/27/11	696,581

		13,394,694

FOOD/TOBACCO - 1.6%
	Aramark Canada Ltd.
3,950,000	Canadian Term Loan, 4.57%, 01/27/14	3,673,500
	Best Brands Corp.
1,372,959	Term Loan B, 12/12/12 (b)	1,242,528
	Caribbean Restaurant LLC
1,355,625	Tranche B Term Loan, 8.25%, 06/30/09	1,206,506
	DS Waters of America, Inc.
2,962,500	Term Loan , 5.11%, 10/27/12	2,769,938
	El Pollo Loco, Inc.
1,916,211	Term Loan, 5.11%, 11/18/11	1,667,103
	FSB Holdings, Inc.
1,000,000	Second Lien Term Loan, 8.44%, 03/29/14	875,000
1,492,500	Tranche B Term Loan , 5.44%, 09/29/13	1,388,025
	LJVH Holdings, Inc.
2,000,000	Second Lien Loan, 10.33%, 01/19/15	1,750,000
873,400	Tranche B Term Loan, 5.20%, 07/19/14	812,262
119,100	Tranche C Term Loan, 5.20%, 07/19/14	110,763
	Michelina’s
3,792,857	Term Loan, 6.13%, 04/02/11	3,698,036
	Pinnacle Foods Finance LLC
4,962,500	Term Loan, 5.55%, 04/02/14	4,655,470

		23,849,131

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

GAMING/LEISURE - 6.7%
	Alpha Topco Ltd.
1,428,571	Facility B1, 7.09%, 12/31/13	1,370,714
1,071,429	Facility B2, 7.09%, 12/31/13	1,028,036
	Fontainebleau Florida Hotel LLC
9,000,000	Tranche C Term Loan, 8.87%, 06/06/12 (b)	7,695,000
	Fontainebleau Las Vegas LLC
4,666,667	Initial Term Loan, 6.26%, 06/06/14	3,990,000
	Ginn LA Conduit Lender, Inc.
8,648,045	First Lien Tranche A Credit-Linked Deposit, 8.33%, 06/08/11 (f)	6,313,073
18,530,803	First Lien Tranche B Term Loan, 6.20%, 06/08/11 (f)	13,527,487
	Herbst Gaming, Inc.
1,989,950	Delayed Draw Term B Loan, 10.75%, 12/02/11	1,519,207
	Kuilima Resort Co.
3,660,201	First Lien Term Loan, 11.25% (e)	3,346,009
	Lake at Las Vegas Joint Venture
2,000,000	Additional Term Loan, 12.25%, 01/24/09	2,000,000
4,009,454	New Term Loan, 12.00%, 01/24/09	4,009,454
12,507,309	Revolving Loan Credit-Linked Deposit Account (b) (e)	3,720,924
101,222,782	Term Loan (b) (e)	28,858,233
	Revel Entertainment Group, LLC
2,000,000	First Lien Term Loan, 7.10%, 05/20/09 (c)	1,871,200
	Tamarack Resort LLC
2,697,248	Tranche A Credit-Linked Deposit, 5.26% (e)	1,874,587
3,985,183	Tranche B Term Loan, 11.75%, 05/19/11	2,769,702
	VML U S Finance LLC
2,500,000	Term B Funded Project Loan, 4.95%, 05/25/13	2,423,900
	WAICCS Las Vegas 3 LLC
8,500,000	First Lien Term Loan, 6.20%, 08/01/08	7,862,500
5,000,000	Second Lien Term Loan, 11.70%, 08/01/08	4,625,000
	Yellowstone Mountain Club, LLC
868,704	First Lien Term Loan, 5.08%, 09/30/10	723,926

		99,528,952

HEALTHCARE - 10.2%
	CB Diagnostics AB
1,347,414	Facility B2, 4.99%, 03/09/15	1,266,569
3,953,579	Facility C2, 5.24%, 01/18/16	3,716,364
	CCS Medical, Inc.
28,783,877	First Lien Term Loan, 8.10%, 09/30/12	24,873,875
4,750,000	Second Lien Term Loan, 10.68%, 03/30/13	4,037,500
	CHS/ Community Health Systems, Inc.
2,245,165	Funded Term Loan, 5.34%, 07/25/14	2,119,929
	Fenwal, Inc.
8,910,000	Initial First Lien Term Loan, 5.34%, 02/28/14	7,796,250
	Golden Gate National Senior Care LLC
1,000,000	Second Lien Term Loan, 10.45%, 09/14/11	930,000
	Graceway Pharmaceuticals LLC
4,574,550	First Lien Term B Loan , 5.45%, 05/03/12	3,644,407
4,500,000	Mezzanine Loan, 10.95%, 11/03/13	3,487,500
	HCA, Inc.
948,864	Tranche A Term Loan, 4.20%, 11/19/12	888,820
45,886,664	Tranche B Term Loan, 4.95%, 11/18/13	43,289,020
	IM US Holdings, LLC
7,947,462	First Lien Term Loan, 6.84%, 06/26/14	7,500,418
1,000,000	Second Lien Term Loan, 6.92%, 06/26/15	930,000
	LifeCare Holdings
16,210,691	Term Loan, 6.95%, 08/11/12	14,184,355
	Medical Staffing Network, Inc.
2,977,500	First Lien Term Loan, 6.51%, 07/02/13	2,932,838
	Mylan Inc.
748,125	U.S. Tranche B Term Loan, 6.03%, 10/02/14	738,818
	Nyco Holdings 3 ApS
1,107,956	Facility B2, 7.12%, 12/29/14	940,377
1,107,956	Facility C2, 7.87%, 12/29/15	944,998
	Talecris Biotherapeutics Holdings Corp.
16,293,750	First Lien Term Loan, 6.57%, 12/06/13	14,908,781
7,500,000	Second Lien Term Loan, 9.18%, 12/08/14	6,675,000
	Triumph Healthcare Second Holdings LLC
1,974,975	First Lien Term Loan, 5.92%, 07/28/13	1,856,476
1,000,000	Second Lien Term Loan, 11.05%, 07/28/14	910,000
	URL Pharma, Inc.
2,816,528	Term Loan, 6.14%, 01/30/12	2,717,950

		151,290,245

HOUSING - 6.1%
	Associated Materials Inc.
1,220,000	Term Loan , 5.40%, 08/29/10	1,146,800

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

HOUSING (continued)
	Atrium Cos., Inc.
5,247,025	Closing Date Term Loan, 6.53%, 05/31/12	4,394,384
	Custom Building Products, Inc.
1,567,276	First Lien Term Loan, 6.88%, 10/20/11	1,363,530
	DESA LLC
518,678	Term Loan, 11.75%, 11/26/11	449,953
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 4.47%, 08/09/08 (c)	2,131,808
	Kyle Acquisition Group LLC
1,142,857	Facility B, 7.75% (e)	428,571
857,143	Facility C, 7.75% (e)	319,106
	LBREP/L-Suncal Master I LLC
4,845,067	First Lien Term Loan, 7.25% (e)	2,180,280
	LNR Property Corp.
1,760,000	Tranche A1 Term Loan, 6.03%, 07/12/09	1,498,200
	Morningside Assisted Living
3,283,813	Senior Mortgage Loan, 5.80%, 10/12/08	3,292,023
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 8.27% (c) (e)	4,275,000
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 9.27% (c) (e)	2,422,500
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 4.47%, 08/09/08 (c)	603,342
	November 2005 Land Investors, LLC
1,121,113	First Lien Term Loan, 6.86%, 05/09/11	896,890
	Pacific Clarion, LLC,
9,901,146	Term Loan 15.00%, 01/23/09 (c) (g)	9,750,649
	PGT Industries, Inc.
1,419,704	First Lien Tranche A-2 Term Loan, 6.34%, 02/14/12	1,242,241
	Realogy Corp.
5,267,664	Delayed Draw Term B Loan, 5.63%, 10/10/13 (b) (f)	4,526,926
	Rhodes Cos. LLC (The)
3,107,143	First Lien Term Loan, 6.20%, 11/21/10	2,159,464
	Roofing Supply Group LLC
1,963,602	First Lien Term Loan, 7.70%, 08/31/13	1,189,629
	Stile Acquisition Corp.
7,410,614	Canadian Term Loan, 4.86%, 04/05/13	7,044,233
	Stile U.S. Acquisition Corp.
6,179,264	U.S. Term Loan, 4.86%, 04/05/13	5,873,761
	Universal Building Products, Inc.
4,354,444	Term Loan, 5.96%, 04/28/12	3,472,669
	Westgate Investments LLC
6,616,817	Term Loan, 30.00%, 09/25/10 (c)	6,616,817
	Westgate Investments, LLC
17,654,626	Senior Secured Loan, 13.00%, 09/25/10 (g)	17,831,173
	Weststate Land Partners LLC
4,000,000	First Lien Term Loan, 6.08%, 05/01/09	3,800,000
	Withers Preserve MB-I
1,794,876	B-Note, 7.24%, 12/14/08 (c)	1,782,312

		90,692,261

INFORMATION TECHNOLOGY - 2.5%
	Aspect Software, Inc.
1,000,000	Second Lien Term Loan, 11.50%, 07/11/12	920,000
	Bridge Information Systems, Inc.
457,640	Multidraw Term Loan, 11.00% (e) (f)	29,747
	Freescale Semiconductor, Inc.
11,250,102	Term Loan, 4.46%, 12/02/13	10,188,317
	Infor Enterprise Solutions Holdings, Inc.
2,001,418	Delayed Draw Term Loan, 6.45%, 07/30/12	1,771,255
3,836,051	Initial U.S. Term Loan, 6.45%, 07/30/12	3,394,905
	Intergraph Corp.
5,906,375	Initial First Lien Term Loan, 5.08%, 05/29/14	5,684,886
	IPC Systems, Inc.
3,195,763	Tranche B-1 Term Loan, 4.95%, 06/02/14	2,492,695
	Keane International, Inc.
7,386,047	Closing Date Term Loan, 4.96%, 06/04/13	5,539,535
558,140	Synthetic Letter of Credit Loan, 4.96%, 06/04/13	418,605
	Ridgefield Midco SARL
3,036,280	Facility A2, 10.38%, 09/30/16	2,739,211
	Verint Systems, Inc.
4,692,308	Term Loan, 5.87%, 05/27/14	4,246,538

		37,425,694

MANUFACTURING - 0.6%
	Brand Energy & Infrastructure Services, Inc.
2,956,866	First Lien Term Loan B, 6.98%, 02/07/14	2,675,964
	FCI International S.A.S.
127,374	Term Loan B2A, 7.76%, 03/10/14	120,050
127,374	Tranche B3C, 7.76%, 11/03/13	117,821
	FCI SA
122,626	Term Loan B2B, 7.76%, 03/10/14	113,429
122,626	Tranche B4B, 7.76%, 11/03/13	113,429

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

MANUFACTURING (continued)
	FCI USA, Inc.
250,000	Facility B1,7.76%, 03/10/14	231,250
250,000	Tranche B5B, 7.76%, 11/03/13	231,250
	Hillman Group, Inc.
1,627,238	New Term B Loan, 5.94%, 03/30/11	1,513,331
	Maxum Petroleum, Inc.
1,965,000	Term Loan, 8.87%, 09/18/13	1,906,050
	Stanadyne Corp.
923,077	Term Loan, 6.30%, 08/02/10	927,692

		7,950,266

METALS/MINERALS - 0.9%
	Euramax International Holdings B.V.
2,155,263	Second Lien European Term Loan, 12.90%, 06/29/13 (b)	1,347,040
	Euramax International, Inc.
4,344,737	Domestic Second Lien Term Loan, 12.90%, 06/29/13 (b)	2,878,388
1,969,141	Domestic Term Loan, 9.06%, 06/29/12	1,718,076
	Murray Energy Corp.
7,990,784	First Lien Tranche B Term Loan, 7.91%, 01/28/10	7,551,291

		13,494,795

RETAIL - 4.1%
	Blockbuster, Inc.
6,933,533	Tranche B Term Loan, 6.80%, 08/20/11	6,623,742
	Burlington Coat Factory Warehouse Corp.
23,167,122	Term Loan, 5.34%, 05/28/13	19,667,960
	Dollar General Corp.
5,000,000	Tranche B-1 Term Loan, 5.99%, 07/07/14	4,639,800
	Eddie Bauer, Inc.
2,137,441	Term Loan, 6.13%, 04/01/14	1,795,451
	Guitar Center, Inc.
2,666,667	Term Loan, 6.40%, 10/09/14	2,386,667
	Home Interiors & Gifts, Inc.
30,057,293	Initial Term Loan, 10.35% (e)	8,265,755
	Mother’s Work, Inc.
1,868,889	Term Loan, 5.16%, 03/13/13	1,411,011
	Movie Gallery, Inc.
220,482	First Lien Synthetic Letter of Credit, 8.49%, 03/08/12	167,566
5,265,112	First Lien Term Loan, 9.75%, 03/08/12	4,001,485
	Spirit Finance Corp.
9,500,000	Term Loan, 5.87%, 08/01/13	7,132,885
	Sports Authority, Inc.,
982,500	The Term Loan B, 4.95%, 05/03/13	816,703
	Toys “R” Us
3,980,100	Tranche B Term Loan, 6.97%, 07/19/12	3,903,841

		60,812,866

SERVICE - 2.9%
	Audio Visual Services Group, Inc.
2,000,000	Second Lien Loan, 8.20%, 08/28/14	1,820,000
	Billing Services Group North America, Inc.
1,907,556	Term Loan, 9.13%, 12/19/14	1,793,102
	Cydcor, Inc.
3,487,500	First Lien Tranche B Term Loan, 9.00%, 02/05/13 (b)	3,278,250
	First American Payment Systems, L.P.
913,000	Term Loan, 6.17%, 10/06/13	878,763
	FleetCor Technologies Operating Co., LLC
2,062,500	Tranche 1 Term Loan, 5.07%, 04/30/13	1,969,688
416,667	Tranche 2 Term Loan, 4.88%, 04/30/13	397,917
	NES Rentals Holdings, Inc.
3,451,424	Second Lien Permanent Term Loan, 10.63%, 07/20/13	2,812,911
	Sabre, Inc.
14,146,998	Initial Term Loan, 4.88%, 09/30/14	12,097,381
	Safety-Kleen Systems, Inc.
1,220,339	Synthetic Letter of Credit, 2.88%, 08/02/13	1,195,932
4,607,797	Term Loan B, 5.38%, 08/02/13	4,515,641
	Thermo Fluids (Northwest), Inc.
1,089,670	Tranche B Term Loan, 06/27/13 (b)	773,666
	Travelport LLC
3,275,250	Delayed Draw Term Loan, 5.11%, 08/23/13	3,014,278
9,113,494	Synthetic Letter of Credit, 4.95%, 05/23/14	8,412,939

		42,960,468

TELECOMMUNICATIONS - 1.8%
	Aeroflex, Inc.
995,000	Tranche B-1 Term Loan, 5.94%, 08/15/14	945,250
995,000	Tranche B-2 Term Loan, 6.44%, 08/15/14	925,350
	Knowledgepoint360 Group LLC
1,000,000	Second Lien Term Loan, 10.07%, 04/26/15	940,000
	Level 3 Financing, Inc.
12,500,000	Term Loan, 4.96%, 03/13/14	11,543,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

TELECOMMUNICATIONS (continued)
	NATG Holdings LLC
900,604	Term Loan A, 10.75% (e)	72,048
664,981	Term Loan B-1, 11.50% (e)	53,198
65,796	Tranche A Credit-Linked Certificate of Deposit, 4.00% (e)	57,242
	Pine Tree Holdings Inc./Country Road Communications, Inc.
1,000,000	Second Lien Term Loan, 10.62%, 07/15/13	975,000
	Stratos Global Corp./Stratos Funding LP
705,000	Term B Facility, 5.45%, 02/13/12	669,313
	Wind Acquisition Holdings Finance S.A.
9,940,484	Dollar PIK Loan, 9.98%, 12/21/11	9,704,397

		25,884,798

TRANSPORTATION - AUTOMOTIVE - 4.2%
	Allison Transmission, Inc.
1,990,000	Term Loan, 5.57%, 08/07/14	1,830,919
	Delphi Corp.
14,521,136	Initial Tranche C Term Loan, DIP, 12/31/08 (b)	14,294,316
1,478,864	Subsequent Tranche C Term Loan, 12/31/08 (b)	1,455,764
	Ford Motor Co.
36,001,332	Term Loan, 5.80%, 12/16/13	31,134,672
	General Motors Corp.
3,905,339	Secured Term Loan, 5.06%, 11/29/13	3,480,048
	Key Safety Systems, Inc.
7,429,962	First Lien Term Loan, 6.66%, 03/08/14	6,098,810
2,000,000	Second Lien Term Loan, 7.90%, 09/08/14	1,416,680
	Remy International, Inc.
2,959,291	First Lien Tranche B Term Loan, 9.23%, 03/20/09	2,781,733

		62,492,942

TRANSPORTATION - LAND TRANSPORTATION - 0.2%
	SIRVA Worldwide, Inc.
617,128	DIP Term Loan, 9.40%, 05/14/12	614,042
702,576	Revolving Credit Loan, 10.46%, 05/14/12 (d)	699,063
4,500,000	Tranche B Term Loan, 6.37%, 12/01/10	1,918,125

		3,231,230

UTILITY - 2.2%
	Bosque Power Co., LLC
1,997,619	Term Loan, 7.97%, 01/16/15	1,995,122
	Coleto Creek Power, LP
319,857	First Lien Synthetic Letter of Credit, 4.73%, 06/28/13	295,468
5,501,429	First Lien Term Loan, 5.45%, 06/28/13	5,068,192
4,912,500	Second Lien Term Loan, 6.70%, 06/28/13	4,210,013
	Entegra TC, LLC
5,302,173	Third Lien Term Loan, 8.70%, 10/19/15	4,811,722
	GBGH LLC
3,979,692	Advance First Lien Term Loan, 11.50%, 08/07/13	3,900,099
	Mach Gen, LLC
280,397	First Lien Synthetic Letter of Credit, 2.45%, 02/22/13	270,058
2,672,597	First Lien Term B Loan, 5.10%, 02/22/14	2,574,058
	Port Barre Investments, LLC
2,000,000	Term B Loan, 4.83%, 08/14/14	1,930,000
	Riverside Energy Center LLC
4,261,150	Term Loan, 7.15%, 06/24/11	4,282,455
	Rocky Mountain Energy Center LLC
361,073	Credit-Linked Certificate of Deposit, 3.14%, 06/24/11	362,879
2,307,770	Term Loan, 7.15%, 06/24/11	2,319,309

		32,019,375

WIRELESS COMMUNICATIONS - 3.3%
	Cricket Communications, Inc.
32,779,104	Term B Loan, 5.70%, 06/16/13	32,215,959
	Maritime Telecommunications Network, Inc.
1,453,775	First Lien Term Loan, 7.69%, 05/11/12	1,417,430
	MetroPCS Wireless, Inc.
16,592,938	Tranche B Term Loan, 5.08%, 11/04/13 (b)	15,878,778

		49,512,167

	Total Senior Loans
	(Cost $1,179,688,349)	982,688,457

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (a) - 17.3%

AUSTRALIA - 2.2% AUD
	PBL Media Group, Ltd.
5,128,818	Facility A Term Loan, 9.98%, 02/07/13	4,005,613
14,675,240	Facility B Tranche 1 Term Loan, 10.23%, 02/07/13	11,753,395
	SMG H5 Pty., Ltd.
19,670,238	Facility A Term Loan, 10.34%, 12/24/12	17,441,804

		33,200,812

AUSTRIA - 1.6% EUR
	Sacher Funding Ltd.
15,811,714	Euro Term Loan, 10.13%, 05/14/14	23,835,026

DENMARK - 0.2% EUR
	Nyco Holdings 3 ApS
2,000,000	Facility D Second Lien, 9.78%, 12/29/16	2,584,913

FRANCE - 2.5% EUR
	Ypso Holding SA
575,529	Capex Term Loan , 6.51%, 12/15/12 (d) (f)	751,297
2,215,283	Eur B Acq 1 Facility , 6.85%, 06/16/14	3,000,864
4,179,701	Eur B Acq 2 Facility , 6.85%, 06/16/14 (f)	5,661,900
6,638,084	Eur B Recap 1 Facility, 6.85%, 06/16/14 (f)	8,974,845
73,323	Eur B Recap 2 Facility, 6.68%, 06/06/14 (f)	99,324
4,690,407	Eur C Acq, 7.10%, 12/31/15	6,365,886
8,809,593	Eur C Recap, 7.10%, 12/31/15	11,956,501

		36,810,617

GERMANY - 1.0% EUR
	Iesy Hessen/ISH NRW GmbH/Arena Sport
2,500,000	Euro Senior Secured Term Loan, 7.91%, 10/15/11	3,632,592
	Kabel Baden Wurttemburg GmbH & Co. KG
2,500,000	Second Lien Facility, 9.43%, 12/09/15	3,464,210
1,826,284	Term B Facility, 6.93%, 06/09/14	2,615,513
1,826,284	Term C Facility, 7.43%, 06/09/15	2,627,036
	Lavena Holding 3 GmbH
1,000,000	Facility B1, 7.00%, 03/02/15	1,098,713
1,000,000	Facility C1, 7.25%, 03/02/16	1,109,203
	Schieder Mobel Holding, GmbH
484,213	Delayed Draw Term Loan, 15.44% (e)	545,556

		15,092,823

ITALY - 0.4% EUR
	Wind Telecommunicatione S.p.A.
1,750,000	B1 Term Loan Facility, 7.22%, 05/27/13	2,649,911
1,750,000	C1 Term Loan Facility, 7.97%, 05/26/14	2,656,710

		5,306,621

NETHERLANDS - 1.7% EUR
	Amsterdamse Beheer- En Consultingmaatschappij B.V.
2,518,747	Casema B1 Term Loan Facility, 6.89%, 09/12/14	3,821,295
1,308,363	Casema B2 Term Loan Facility, 6.89%, 09/12/14	1,957,015
3,827,110	Casema C Term Loan Facility, 7.39%, 09/14/15	5,812,987
1,500,000	Casema D Term Loan Facility, 8.63%, 03/12/16	2,235,874
2,991,071	Kabelcom B Term Loan Facility, 6.89%, 09/12/14	4,537,878
2,991,071	Kabelcom C Term Loan Facility, 7.39%, 09/14/15	4,543,130
1,000,000	Kabelcom D Term Loan Facility, 8.63%, 03/12/16	1,466,635

		24,374,814

SPAIN - 0.8% EUR
	Gasmedi 2000 S.A. / Nattai, S.L.U.
1,666,667	Tranche B Term Loan, 7.04%, 08/11/14	2,395,827
1,666,667	Tranche C Term Loan, 7.54%, 08/11/15	2,395,827
3,166,667	Tranche E Second Lien Term Loan, 9.29%, 02/11/16	4,379,830
	Maxi PIX SARL, PIK
2,365,339	Euro Term Loan, 12.39%, 05/31/16	2,891,685

		12,063,169

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

SWEDEN - 0.7% SEK
	Nordic Cable Acquisition
13,194,520	Facility A Com Hem, 6.70%, 01/31/13	1,999,519
24,442,922	Facility B2 Com Hem, 7.03%, 01/31/14	3,744,825
20,180,366	Facility C2 Com Hem, 7.16%, 01/31/15	3,091,772
11,750,000	Facility D Com Hem, 10.41%, 07/31/15	1,692,562
1,198,630	Facility E Com Hem, 6.66%, 01/31/13 (d)	174,656

		10,703,334

UNITED KINGDOM - 4.6% EUR
	Dollar Financial UK Limited
2,714,140	UK Borrower Euro Term Loan, 7.74%, 10/31/12	3,722,304
GBP
	Airport Development & Investment Ltd.
3,931,600	Second Lien Facility, 10.25%, 04/07/11	6,900,383
	All3Media Intermediate Ltd.
714,753	Facility B1, 7.85%, 08/31/14	1,333,046
2,585,073	Facility C1, 8.35%, 08/31/15	4,821,277
3,000,000	Facility D1, 10.23%, 02/29/16	5,595,133
3,788,227	Mezzanine Loan, 14.48%, 08/31/16	7,350,664
	Henson No. 4 Ltd.
2,067,850	Facility B, 8.64%, 10/30/13	3,545,037
2,064,419	Facility C, 9.14%, 10/30/14	3,559,553
	Highland Acquisitions Ltd.
1,000,000	Facility B, 8.42%, 01/31/14	1,687,186
1,000,000	Facility C, 8.92%, 01/31/15	1,684,716
1,080,268	Mezzanine Facility, 15.86%, 01/31/16	1,921,348
	SunGard UK Holdings, Ltd.
1,367,979	U.K. Term Loan B, 7.99%, 02/12/14	2,439,825
	Towergate Partnership Ltd.
3,125,000	Facility A, 7.98%, 10/31/12	5,818,445
3,125,000	Facility B, 8.48%, 10/31/13	5,928,618
	Trinitybrook PLC
2,500,000	Term Loan B1, 8.22%, 07/31/13	4,515,038
2,500,000	Term Loan C1, 8.72%, 07/31/14	4,537,962
	Virgin Media Investment Holdings Ltd.
40,897	A Facility, 7.99%, 03/03/11	75,783
53,685	B5 Facility, 7.99%, 09/03/12	98,238
1,750,000	C Facility, 8.27%, 03/03/13	3,155,754
27,298	Term Loan B6, 7.99%, 09/03/12	50,439

		68,740,749

UNITED STATES - 1.6% EUR
	Infor Enterprise Solutions Holdings, Inc.
3,940,000	Euro Term Loan, 8.52%, 07/28/12	5,066,746
	RD German Holdings GmbH
2,505,174	Euro Term Loan, 6.79%, 03/02/14	3,270,259
GBP
	Aramark Corp.
1,234,375	U.K. Term Loan, 8.13%, 01/27/14	2,268,623
	Champion Home Builders Co.
1,347,500	Sterling Term Loan, 8.74%, 10/31/12	2,356,700
	IPC Systems, Inc.
2,233,125	Tranche B-2 Term Loan, 8.27%, 06/02/14	3,431,197
	Knowledgepoint360 Group, LLC
1,616,479	U.K. First Lien Term Loan, 8.89%, 04/26/14	3,034,770
	PlayPower, Inc.
2,647,959	Tranche B Sterling Term Loan, 8.76%, 12/18/09	4,918,938

		24,347,233

	Total Foreign Denominated Senior Loans
	(Cost $250,991,527)	257,060,111

Principal Amount ($)
Asset-Backed Securities (h) (i) - 1.4%
	AB CLO, Ltd.
2,000,000	Series 2007-1A, Class C, 6.11%, 04/15/21	1,287,060
	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 6.61%, 06/15/22	598,100
	ACA CLO, Ltd.,
4,800,000	Series 2006-2A, Class B 3.54%, 01/20/21	3,345,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 3.98%, 01/18/21	612,000
1,000,000	Series 2007-2A, Class D, 5.96%, 04/15/21	604,160

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 5.56%, 04/15/21	605,000
1,000,000	Series 2007-15A, Class C, 5.19%, 03/11/21	663,800
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 4.07%, 05/16/19	1,238,000
	Conerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 6.66%, 07/15/21	1,614,150
	Goldman Sachs Asset Management CLO PLC
1,000,000	Series 2007-1A, Class E, 7.87%, 08/02/22	660,000
	GSC Partners CDO Fund, Ltd.
1,000,000	Series 2007-8A, Class C, 4.19%, 04/17/21	553,800
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 7.39%, 06/17/21	630,100
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 5.51%, 12/13/20	593,500
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 4.53%, 02/26/21	1,861,200
	Navigator CDO, Ltd.
1,000,000	Series 2006-2A, Class D, 8.43%, 09/20/20	620,100
	Ocean Trails CLO
2,000,000	Series 2007-2A, Class D, 8.94%, 06/27/22	1,201,290
	PPM Grayhawk CLO, Ltd.
1,150,000	Series 2007-1A, Class D, 6.33%, 04/18/21	632,155
	Primus CLO, Ltd.
2,000,000	Series 2007-2A, Class E, 9.01%, 07/15/21	1,275,000
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 4.26%, 04/27/21	600,156
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 4.07%, 04/17/21	1,186,000

	Total Asset-Backed Securities
	(Cost $22,733,653)	20,380,571

Corporate Notes and Bonds - 0.0%

HOUSING - 0.0%
	TOUSA, Inc.
596,593	14.75% (c) (e)	—

WIRELESS COMMUNICATIONS - 0.0%
	American Messaging Services, Inc.
671,233	Senior Secured Note, 11.63%, 09/30/08	674,589

	Total Corporate Notes and Bonds
	(Cost $1,273,017)	674,589

Claims - 0.1%

AEROSPACE - 0.1%
	Delta Air Lines, Inc.
310,290	Comair ALPA Claim, 12/31/10	10,084
879,660	Delta ALPA Claim, 12/31/10	206,720
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim, 08/21/13	103,518
2,914,735	Bell Atlantic Trade Claim, 08/21/13	55,875
3,000,000	CIT Leasing Corp Trade Claim, 08/21/13	57,510
5,000,000	EDC Trade Claims, 08/21/13	95,850
9,587,700	Flight Attendant Claim-Escrow, 08/21/13	183,796
3,250,000	GE Trade Claim, 08/21/13	62,303
5,690,250	IAM Trade Claim, 08/21/13	109,082
6,250,000	Mesaba Trade Claim, 08/15/08	119,812
6,322,050	Retiree Claim, 08/21/13	121,194

		1,125,744

UTILITY - 0.0%
17,500,000	Mirant Corp.	175,000

	Total Claims
	(Cost $11,632,779)	1,300,744

Shares
Common Stocks (j) - 2.0%

AEROSPACE - 0.2%
551,053	Northwest Airlines, Inc.	3,890,435

TELECOMMUNICATIONS - 0.1%
152,363	Communications Corp. of America (c)	903,513

UTILITY - 1.7%
12,470	CenterPoint Energy, Inc.	318,733
153,880	Entegra TC LLC	5,424,270
471,642	Mirant Corp.	19,158,098

		24,901,101

	Total Common Stocks
	(Cost $23,476,960)	29,695,049

Preferred Stocks - 0.0%

HOUSING - 0.0%
4,903	TOUSA, Inc., Series A, PIK (c)	—

TELECOMMUNICATIONS - 0.0%
14,382	Superior Telecom, Inc., Series A	20,135

	Total Preferred Stocks
	(Cost $4,917,632)	20,135

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund

Units	Value ($)
Warrant - 0.0%

ENERGY - 0.0%
141,093	Monitor Oil (c)	—

Total Warrant
(Cost $—)	—

Total Investments - 87.0%	1,291,819,656

(cost of $1,494,713,917) (k)
Other Assets & Liabilities, Net - 13.0%	193,189,353

Net Assets - 100.0%	$1,485,009,009

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Floating Rate Fund (the “Fund”), invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at May 31, 2008. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)	Represents fair value as determined by the Fund’s investment adviser, in good faith, pursuant to the policies and procedures approved by the Fund’s Board of Trustees, (the “Board”). Securities with a total aggregate market value of $76,496,833, or 5.2% of net assets, were valued under fair value as of May 31, 2008.

(d)	Senior Loan assets have additional unfunded loan commitments. As of May 31, 2008, the Fund had unfunded loan commitments of $19,200,390, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded
Loan
Borrower	Commitment
Bausch & Lomb, Inc.	$2,000,000
Centennial Cellular Operating Co.	2,250,000
CHS/ Community Health Systems, Inc.	114,825
Comcorp Broadcasting, Inc.	41,900
Cricket Communications, Inc.	6,516,250
Delta Air Lines, Inc.	23,893
Fenwal, Inc.	1,500,000
Fontainebleau Las Vegas, LLC	2,333,333
Millennium Digital Media Systems, LLC	285,641
Movie Gallery, Inc.	1,666,667
Nordic Cable Acquisition Co.	1,869,863
Readers Digest Association, Inc.	401,000
SIRVA Worldwide, Inc.	104,437
Ypso Holding SA	92,581

$19,200,390

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. As of May 31, 2008, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $821,751.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued.

(f)	Loans held on participation.

(g)	Fixed rate senior loan.

(h)	Variable rate asset. The interest rate shown reflects the rate in effect at May 31, 2008.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2008, these securities amounted to $20,380,571, or 1.4% of net assets.

(j)	Non-income producing security.

(k)	Cost for U.S. federal income tax purposes is $1,495,041,741. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$23,244,224
Gross unrealized depreciation	(226,466,309)

Net unrealized depreciation	$(203,222,085)

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

SEK	Swedish Kronor

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Fund
Forward foreign currency contracts outstanding as of May 31, 2008 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	EUR	51,000,000	08/01/08	(4,046,494)
Sell	EUR	43,080,600	11/28/08	697,327
Sell	GBP	4,000,000	07/24/08	(154,624)
Sell	GBP	16,500,000	08/07/08	(565,280)
Sell	GBP	23,059,500	11/28/08	(110,211)

				$(4,179,282)

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Cable/Wireless Video	5.2%
Financial	2.6%
Diversified Media	2.5%
Retail	1.4%
Broadcasting	1.4%
Telecommunications	1.3%
Healthcare	0.8%
Information Technology	0.7%
Aerospace	0.5%
Consumer Durables	0.4%
Food/Tobacco	0.3%
Housing	0.2%

Total	17.3%

Security Valuation:
The value of the Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. If there is more than one such principal market maker, the value will be the average of such means. Securities without a sale price or bid and ask quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally the Fund’s Loan and bond positions are traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (such as when events materially affecting the value of securities occur between the time when the market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined in good faith by the Fund’s investment adviser, Highland Capital Management, L.P. (the “Investment Adviser”), in accordance with procedures established by the Fund’s Board of Trustees (the “Board”). In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Investment Adviser instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Highland Floating Rate Fund

By (Signature and Title)*		/s/ James D. Dondero
James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ James D. Dondero
James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	July 18, 2008

By (Signature and Title)*		/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date	July 18, 2008

*	Print the name and title of each signing officer under his or her signature.